Offerings	Jun. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares with no par value
Amount Registered | shares	63,364,021.93
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 1,774,192,614.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 245,016.00
Offering Note	Includes the aggregate offering price of additional ordinary shares that the underwriters have the option to purchase to cover over-allotments, if any. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares with no par value
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.